Accounting Policies - Estimated useful life of right-of-use assets (Details)	12 Months Ended
Dec. 31, 2024
Land, Buildings and supply installations | Minimum
Disclosure of quantitative information about right-of-use assets
Estimated useful lives of right-of-use assets (in years)	1 year
Land, Buildings and supply installations | Maximum
Disclosure of quantitative information about right-of-use assets
Estimated useful lives of right-of-use assets (in years)	17 years
Vehicles | Minimum
Disclosure of quantitative information about right-of-use assets
Estimated useful lives of right-of-use assets (in years)	2 years
Vehicles | Maximum
Disclosure of quantitative information about right-of-use assets
Estimated useful lives of right-of-use assets (in years)	4 years
Other equipment | Minimum
Disclosure of quantitative information about right-of-use assets
Estimated useful lives of right-of-use assets (in years)	4 years
Other equipment | Maximum
Disclosure of quantitative information about right-of-use assets
Estimated useful lives of right-of-use assets (in years)	5 years